Statement of Financial Position of Aegon N.V. (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables
Cash and cash equivalents	€ 3,407	€ 6,889	€ 8,372
Assets	401,786	468,252
Shareholders' equity
Share capital	319	321	320
Revaluation account	(4,477)	6,442
Group equity	14,190	26,372	24,661	€ 24,433
Long-term borrowings	2,901	8,837
Other current liabilities	10,562	12,233
Total liabilities	387,596	441,881
Total equity and liabilities	401,786	468,252
Aegon N.V [member]
Non-current assets
Shares in group companies	13,594	26,042	24,846
Loans to group companies	1,435	1,829	1,392
Other non-current assets	109	138
Financial fixed assets	15,138	28,009
Receivables
Receivables from group companies	31	35
Other receivables	236	181
Other current assets	123	90
Accrued interest and rent	9	6
Receivables	398	312
Cash and cash equivalents	1,619	1,204
Assets	17,155	29,524
Shareholders' equity
Share capital	319	321
Paid-in surplus	6,853	7,033
Revaluation account	(4,465)	6,453
Legal reserves – foreign currency translation reserve	1,008	258
Legal reserves in respect of group companies	2,439	2,316
Retained earnings, including treasury shares	8,916	7,652
Remeasurement of defined benefit plans of group companies	(1,565)	(2,199)
Net result	(1,433)	1,980
Group equity	12,071	23,813	€ 22,018
Other equity instruments	1,943	2,363
Total equity	14,014	26,176
Subordinated borrowings	1,442	1,396
Long-term borrowings	1,226	1,266
Non-current liabilities	2,669	2,662
Loans from group companies	13	7
Payables to group companies	147	422
Other current liabilities	282	227
Accruals and deferred income	31	31
Current liabilities	472	686
Total liabilities	3,141	3,349
Total equity and liabilities	€ 17,155	€ 29,524